Discontinued Operations (Tables)	12 Months Ended
Jun. 30, 2026
Discontinued Operations
Schedule of components of the loss from discontinued operations

	Year Ended	Year Ended
(in € thousands)	June 30, 2025	June 30, 2026
Net sales	35,963	176,163
Cost of sales, exclusive of depreciation and amortization	(21,019)	(105,088)
Gross profit	14,944	71,075
Shipping and payment cost	(8,192)	(31,324)
Marketing expenses	(2,644)	(7,816)
Selling, general and administrative expenses	(6,203)	(34,421)
Depreciation, amortization and impairment losses	—	—
Loss on disposal	—	(7,952)
Operating loss	(2,095)	(10,438)
Finance income (costs), net	—	—
Loss before income taxes	(2,095)	(10,438)
Income tax (expense) benefit	—	—
Net loss from discontinued operations	(2,095)	(10,438)

Schedule of cash flow information of the discontinued operation

Year Ended
(in € thousands)	June 30, 2026
Consolidated Statement of Cash Flow Data:
Net cash (outflow) from operating activities	(2,486)
Net cash inflow from investing activities	10,681
Net cash inflow (outflow) from financing activities	—
Net cash inflow from discontinued operations	8,195

Schedule of effect of the disposal on the financial position

Year Ended
(in € thousands)	June 30, 2026
Inventories	24,592
Contract store credit liabilities transferred	(1,477)
Net assets disposed of	23,114
Cash consideration received	10,681
Cash consideration receivable	4,481
Total accounting consideration received	15,162
Loss on disposal	(7,952)
Cash and cash equivalents disposed of	—
Net cash inflow from disposal	10,681